Summary of Significant Accounting Policies - Revenue recognition - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 1,942,113	$ 300,786	¥ 1,834,422	¥ 1,284,863
Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	1,895,193		1,820,802	1,280,243
Revenues recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	46,920		13,620	4,620
Wealth management
Disaggregation of Revenue [Line Items]
Net revenues	1,899,573	294,197	1,795,552	1,274,434
Wealth management | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	1,871,958		1,795,552	1,274,434
Wealth management | Revenues recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	27,615
Assets Management
Disaggregation of Revenue [Line Items]
Net revenues	19,476	3,016	14,942	4,620
Assets Management | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	171		1,322
Assets Management | Revenues recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	19,305		13,620	4,620
Health Management
Disaggregation of Revenue [Line Items]
Net revenues	422	65
Health Management | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	422
Others
Disaggregation of Revenue [Line Items]
Net revenues	22,642	$ 3,508	23,928	5,809
Others | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	¥ 22,642		¥ 23,928	¥ 5,809